Employee benefits (Details 1) - Common Share Unit Program [Member]	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,870,710	2,453,783	2,244,659
Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	16.07	10.13	12.02